Group balance sheet - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022 [1]
Non-current assets
Goodwill		$ 776	$ 826
Intangible assets		3,697	3,645
Property, plant and equipment		63,101	64,734
Investments in equity accounted units		3,574	3,298
Inventories		214	203
Deferred tax assets		3,085	2,796
Receivables and other assets		1,927	1,893
Other financial assets		404	406
Total non-current assets		76,778	77,801
Current assets
Inventories		6,423	6,213
Receivables and other assets		3,544	3,478
Tax recoverable		305	347
Other financial assets		1,327	2,160
Cash and cash equivalents		9,179	6,775
Total current assets		20,778	18,973
Total assets		97,556	96,774
Current liabilities
Borrowings		(176)	(923)
Leases		(298)	(292)
Other financial liabilities		(13)	(69)
Trade and other payables		(7,630)	(8,047)
Tax payable		(204)	(223)
Close-down and restoration provisions		(1,249)	(1,142)
Provisions for post-retirement benefits and other employment costs		(352)	(353)
Other provisions		(524)	(554)
Total current liabilities		(10,446)	(11,603)
Non-current liabilities
Borrowings		(12,673)	(10,148)
Leases		(931)	(908)
Other financial liabilities		(782)	(904)
Trade and other payables		(587)	(604)
Tax payable		(35)	(36)
Deferred tax liabilities		(3,078)	(3,164)
Close-down and restoration provisions		(13,597)	(14,617)
Provisions for post-retirement benefits and other employment costs		(1,346)	(1,305)
Other provisions		(724)	(744)
Total non-current liabilities		(33,753)	(32,430)
Total liabilities		(44,199)	(44,033)
Net assets		53,357	52,741
Capital and reserves
Share premium account		4,324	4,322
Other reserves		7,400	7,755
Retained earnings		36,430	35,020
Equity attributable to owners of Rio Tinto		51,625	50,634
Attributable to non-controlling interests		1,732	2,107
Total equity		53,357	52,741
Rio Tinto Plc
Capital and reserves
Share capital	[2]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[2]	$ 3,264	$ 3,330

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[2]	At 30 June 2023, Rio Tinto plc had 1,255.9 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either periods presented.